Preferred Stock (Details Narrative) - Series A Preferred Stock [Member] - Director [Member] - Alan Blackman [Member]	Dec. 31, 2021	Feb. 28, 2018	Feb. 18, 2018
Class of Stock [Line Items]
Ownership interest percentage			50.10%
IPO [Member]
Class of Stock [Line Items]
Ownership interest percentage		10.00%
Maximum [Member]
Class of Stock [Line Items]
Ownership interest percentage	50.10%
Minimum [Member] | IPO [Member]
Class of Stock [Line Items]
Ownership interest percentage	29.50%